Derivative Warrants Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Derivative Warrants Liability Abstract
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
October 31, 2023
Share Price	$3.66-$11.52
Exercise Price	$5.12-$23.40
Expected life	4.43-5 years
Risk-free interest rate	3.37-4.95%
Dividend yield	0.00%
Expected volatility	74.79-157.7%

Schedule of Changes in the Warrants Liability	The following table presents the changes in the warrants liability during the period:
Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379